Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Results of Operations of Business Segments

Year Ended December 31, 2020	Radio	Outdoor Advertising	All Other	Consolidated
Net revenues	$26,020	$13,241	$—	$39,261
Operating expenses excluding depreciation and amortization expense	22,827	9,517	—	32,344
Corporate expenses excluding depreciation and amortization expense	—	—	4,338	4,338
Depreciation and amortization	893	3,188	—	4,081
Loss on disposal of assets	—	197	—	197

Operating income (loss)	$2,300	$339	$(4,338)	$(1,699)

Ten Months Ended December 31, 2019	Radio	Outdoor Advertising	All Other	Consolidated
Net revenues	$40,041	$759	$—	$40,800
Operating expenses excluding depreciation and amortization expense	30,751	375	—	31,126
Corporate expenses excluding depreciation and amortization expense	—	—	4,303	4,303
Depreciation and amortization	980	100	—	1,080

Operating income (loss)	$8,310	$284	$(4,303)	$4,291

Total Assets	Radio	Outdoor Advertising	Consolidated
As of December 31, 2019	$102,921	$64,245	$167,166
As of December 31, 2020	84,219	62,132	146,351